ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	2013	2012

Trade accounts payable	$8,344	$5,011
Accruals	7,669	12,112
Payroll related accruals	2,221	3,514
Warranty	72	338
Income tax payable	10	190
Commodity tax payable	19	51
	$18,335	$21,216

Changes In The Warranty Accrual	The following table details the changes in the warranty accrual.
2013

Balance at beginning of the year	$338
Accruals	192
Utilization	(458)
Balance at end of the year	$72